Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 03, 2023	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from operating leases	$ 1,500	$ 10,207	$ 72,526
ROU assets recognized in exchange for lease obligations: Operating leases